SUBSEQUENT EVENTS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Gross proceeds | $		$ 82,176,180	$ 10,447,603	$ 3,639,722
Exercise of stock options and warrants | shares		597,151	268,356	143,437
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $	$ 4,344,135
Events occurring after reporting date [member] | Share options and warrants [member]
IfrsStatementLineItems [Line Items]
Exercise of stock options and warrants | shares	1,562,644